Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Information About Company's Major Subsidiary and VIE

As of December 31, 2020, the Company's major subsidiary and VIE were as follows:

Name(1)	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiary:
Shanghai Yiqi Zuoye Information Technology Co., Ltd. ("Shanghai WFOE")	April 23, 2013	PRC	100%	Education services
VIE:
Shanghai Hexu Information Technology Co., Ltd ("Shanghai VIE")	December 03, 2012	PRC	100%	Education services

(1)	The English names are for identification purpose only.